Other long-term assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Long-term prepaid services	$ 24,061	$ 28,674
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	19,675	19,458
Retirement benefits assets	22,446	836
Deposits	13,503	15,634
Deferred financing fees	2,425	2,531
Other	28,330	17,643
Other long-term assets	$ 110,440	$ 84,776